Distribution Date:	03/17/25	Wells Fargo Commercial Mortgage Trust 2020-C55
Determination Date:	03/11/25
Next Distribution Date:	04/17/25
Record Date:	02/28/25	Commercial Mortgage Pass-Through Certificates
Series 2020-C55

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Attention: A.J. Sfarra		cmbsnotices@wellsfargo.com
Certificate Interest Reconciliation Detail	4		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Master Servicer	Trimont LLC
Additional Information	5
			Attention: CMBS Servicing		trimont.commercial.servicing@cms.trimont.com
Bond / Collateral Reconciliation - Cash Flows	6
			550 S. Tryon Street, Suite 2400 | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	8-12		General	(305) 229-6465
Mortgage Loan Detail (Part 1)	13-15		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	16-18	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	19
			David Rodgers	(212) 230-9025
Historical Detail	20		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	21	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	22		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	23				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	24		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	25	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	26		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	95002EAW7	1.856000%	20,310,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	95002EAX5	2.766000%	18,218,000.00	2,246,982.79	0.00	5,179.30	0.00	0.00	5,179.30	2,246,982.79	31.15%	30.00%
A-3	95002EAY3	2.462000%	24,260,000.00	24,260,000.00	0.00	49,773.43	0.00	0.00	49,773.43	24,260,000.00	31.15%	30.00%
A-SB	95002EAZ0	2.651000%	32,314,000.00	31,808,207.29	583,162.11	70,269.63	0.00	0.00	653,431.74	31,225,045.18	31.15%	30.00%
A-4	95002EBA4	2.474000%	182,940,000.00	182,940,000.00	0.00	377,161.30	0.00	0.00	377,161.30	182,940,000.00	31.15%	30.00%
A-5	95002EBB2	2.725000%	395,940,000.00	395,940,000.00	0.00	899,113.75	0.00	0.00	899,113.75	395,940,000.00	31.15%	30.00%
A-S	95002EBC0	2.937000%	96,283,000.00	96,283,000.00	0.00	235,652.64	0.00	0.00	235,652.64	96,283,000.00	20.74%	20.00%
B	95002EBD8	3.139000%	44,531,000.00	44,531,000.00	0.00	116,485.67	0.00	0.00	116,485.67	44,531,000.00	15.92%	15.38%
C	95002EBE6	3.542000%	37,310,000.00	37,310,000.00	0.00	110,126.68	0.00	0.00	110,126.68	37,310,000.00	11.89%	11.50%
D	95002EAA5	2.500000%	25,274,000.00	25,274,000.00	0.00	52,654.17	0.00	0.00	52,654.17	25,274,000.00	9.16%	8.88%
E	95002EAC1	2.500000%	20,460,000.00	20,460,000.00	0.00	42,625.00	0.00	0.00	42,625.00	20,460,000.00	6.94%	6.75%
F	95002EAE7	2.587000%	20,460,000.00	20,460,000.00	0.00	44,108.35	0.00	0.00	44,108.35	20,460,000.00	4.73%	4.63%
G	95002EAG2	2.587000%	9,629,000.00	9,629,000.00	0.00	20,758.52	0.00	0.00	20,758.52	9,629,000.00	3.69%	3.63%
H-RR*	95002EAJ6	3.905520%	34,902,711.00	34,113,470.78	0.00	28,898.15	0.00	0.00	28,898.15	34,113,470.78	0.00%	0.00%
R	95002EAU1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
V	95002EAS6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			962,831,711.00	925,255,660.86	583,162.11	2,052,806.59	0.00	0.00	2,635,968.70	924,672,498.75

X-A	95002EBF3	1.266146%	673,982,000.00	637,195,190.08	0.00	672,318.20	0.00	0.00	672,318.20	636,612,027.97
X-B	95002EBG1	0.791296%	178,124,000.00	178,124,000.00	0.00	117,457.41	0.00	0.00	117,457.41	178,124,000.00
X-D	95002EAL1	1.405520%	45,734,000.00	45,734,000.00	0.00	53,566.72	0.00	0.00	53,566.72	45,734,000.00
X-F	95002EAN7	1.318520%	20,460,000.00	20,460,000.00	0.00	22,480.77	0.00	0.00	22,480.77	20,460,000.00
X-G	95002EAQ0	1.318520%	9,629,000.00	9,629,000.00	0.00	10,580.03	0.00	0.00	10,580.03	9,629,000.00
Notional SubTotal			927,929,000.00	891,142,190.08	0.00	876,403.13	0.00	0.00	876,403.13	890,559,027.97

Deal Distribution Total					583,162.11	2,929,209.72	0.00	0.00	3,512,371.83

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	95002EAW7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	95002EAX5	123.33860962	0.00000000	0.28429575	0.00000000	0.00000000	0.00000000	0.00000000	0.28429575	123.33860962
A-3	95002EAY3	1,000.00000000	0.00000000	2.05166653	0.00000000	0.00000000	0.00000000	0.00000000	2.05166653	1,000.00000000
A-SB	95002EAZ0	984.34756731	18.04673238	2.17458779	0.00000000	0.00000000	0.00000000	0.00000000	20.22132017	966.30083493
A-4	95002EBA4	1,000.00000000	0.00000000	2.06166667	0.00000000	0.00000000	0.00000000	0.00000000	2.06166667	1,000.00000000
A-5	95002EBB2	1,000.00000000	0.00000000	2.27083333	0.00000000	0.00000000	0.00000000	0.00000000	2.27083333	1,000.00000000
A-S	95002EBC0	1,000.00000000	0.00000000	2.44749997	0.00000000	0.00000000	0.00000000	0.00000000	2.44749997	1,000.00000000
B	95002EBD8	1,000.00000000	0.00000000	2.61583324	0.00000000	0.00000000	0.00000000	0.00000000	2.61583324	1,000.00000000
C	95002EBE6	1,000.00000000	0.00000000	2.95166658	0.00000000	0.00000000	0.00000000	0.00000000	2.95166658	1,000.00000000
D	95002EAA5	1,000.00000000	0.00000000	2.08333347	0.00000000	0.00000000	0.00000000	0.00000000	2.08333347	1,000.00000000
E	95002EAC1	1,000.00000000	0.00000000	2.08333333	0.00000000	0.00000000	0.00000000	0.00000000	2.08333333	1,000.00000000
F	95002EAE7	1,000.00000000	0.00000000	2.15583333	0.00000000	0.00000000	0.00000000	0.00000000	2.15583333	1,000.00000000
G	95002EAG2	1,000.00000000	0.00000000	2.15583342	0.00000000	0.00000000	0.00000000	0.00000000	2.15583342	1,000.00000000
H-RR	95002EAJ6	977.38742357	0.00000000	0.82796291	2.35304243	96.19481106	0.00000000	0.00000000	0.82796291	977.38742357
R	95002EAU1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V	95002EAS6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	95002EBF3	945.41870566	0.00000000	0.99753139	0.00000000	0.00000000	0.00000000	0.00000000	0.99753139	944.55345687
X-B	95002EBG1	1,000.00000000	0.00000000	0.65941372	0.00000000	0.00000000	0.00000000	0.00000000	0.65941372	1,000.00000000
X-D	95002EAL1	1,000.00000000	0.00000000	1.17126689	0.00000000	0.00000000	0.00000000	0.00000000	1.17126689	1,000.00000000
X-F	95002EAN7	1,000.00000000	0.00000000	1.09876686	0.00000000	0.00000000	0.00000000	0.00000000	1.09876686	1,000.00000000
X-G	95002EAQ0	1,000.00000000	0.00000000	1.09876727	0.00000000	0.00000000	0.00000000	0.00000000	1.09876727	1,000.00000000

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				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	02/01/25 - 02/28/25	30	0.00	5,179.30	0.00	5,179.30	0.00	0.00	0.00	5,179.30	0.00
A-3	02/01/25 - 02/28/25	30	0.00	49,773.43	0.00	49,773.43	0.00	0.00	0.00	49,773.43	0.00
A-SB	02/01/25 - 02/28/25	30	0.00	70,269.63	0.00	70,269.63	0.00	0.00	0.00	70,269.63	0.00
A-4	02/01/25 - 02/28/25	30	0.00	377,161.30	0.00	377,161.30	0.00	0.00	0.00	377,161.30	0.00
A-5	02/01/25 - 02/28/25	30	0.00	899,113.75	0.00	899,113.75	0.00	0.00	0.00	899,113.75	0.00
X-A	02/01/25 - 02/28/25	30	0.00	672,318.20	0.00	672,318.20	0.00	0.00	0.00	672,318.20	0.00
X-B	02/01/25 - 02/28/25	30	0.00	117,457.41	0.00	117,457.41	0.00	0.00	0.00	117,457.41	0.00
X-D	02/01/25 - 02/28/25	30	0.00	53,566.72	0.00	53,566.72	0.00	0.00	0.00	53,566.72	0.00
X-F	02/01/25 - 02/28/25	30	0.00	22,480.77	0.00	22,480.77	0.00	0.00	0.00	22,480.77	0.00
X-G	02/01/25 - 02/28/25	30	0.00	10,580.03	0.00	10,580.03	0.00	0.00	0.00	10,580.03	0.00
A-S	02/01/25 - 02/28/25	30	0.00	235,652.64	0.00	235,652.64	0.00	0.00	0.00	235,652.64	0.00
B	02/01/25 - 02/28/25	30	0.00	116,485.67	0.00	116,485.67	0.00	0.00	0.00	116,485.67	0.00
C	02/01/25 - 02/28/25	30	0.00	110,126.68	0.00	110,126.68	0.00	0.00	0.00	110,126.68	0.00
D	02/01/25 - 02/28/25	30	0.00	52,654.17	0.00	52,654.17	0.00	0.00	0.00	52,654.17	0.00
E	02/01/25 - 02/28/25	30	0.00	42,625.00	0.00	42,625.00	0.00	0.00	0.00	42,625.00	0.00
F	02/01/25 - 02/28/25	30	0.00	44,108.35	0.00	44,108.35	0.00	0.00	0.00	44,108.35	0.00
G	02/01/25 - 02/28/25	30	0.00	20,758.52	0.00	20,758.52	0.00	0.00	0.00	20,758.52	0.00
H-RR	02/01/25 - 02/28/25	30	3,264,706.81	111,025.71	0.00	111,025.71	82,127.56	0.00	0.00	28,898.15	3,357,459.69
Totals			3,264,706.81	3,011,337.28	0.00	3,011,337.28	82,127.56	0.00	0.00	2,929,209.72	3,357,459.69

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	Additional Information
Total Available Distribution Amount (1)	3,512,371.83
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,820,814.71	Master Servicing Fee	3,853.25
Interest Reductions due to Nonrecoverability Determination	(74,898.06)	Certificate Administrator Fee	5,280.04
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	359.82
ARD Interest	0.00	Operating Advisor Fee	942.73
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	187.11
Extension Interest	0.00
Interest Reserve Withdrawal	198,943.63
Total Interest Collected	2,944,860.28	Total Fees	10,912.95

Principal		Expenses/Reimbursements
Scheduled Principal	583,162.11	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	3,790.39
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	947.22
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	583,162.11	Total Expenses/Reimbursements	4,737.61

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,929,209.72
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	583,162.11
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,512,371.83
Total Funds Collected	3,528,022.39	Total Funds Distributed	3,528,022.39

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	925,255,660.86	925,255,660.86	Beginning Certificate Balance	925,255,660.86
(-) Scheduled Principal Collections	583,162.11	583,162.11	(-) Principal Distributions	583,162.11
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	924,672,498.75	924,672,498.75	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	926,280,577.58	926,280,577.58	Ending Certificate Balance	924,672,498.75
Ending Actual Collateral Balance	925,629,144.83	925,629,144.83

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	789,240.90	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	789,240.90	0.00	Net WAC Rate	3.91%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	7	51,043,884.89	5.52%	58	4.4868	NAP	Defeased	7	51,043,884.89	5.52%	58	4.4868	NAP
1,000,000 or less	2	1,918,000.00	0.21%	112	4.7001	1.920107	1.40 or less	4	42,490,082.84	4.60%	58	4.5311	0.503316
1,000,001 to 2,000,000	3	4,824,167.78	0.52%	70	4.5031	1.989210	1.41 to 1.50	4	33,769,878.34	3.65%	57	4.4078	1.472793
2,000,001 to 3,000,000	3	7,534,255.80	0.81%	58	4.4155	1.965977	1.51 to 1.60	8	106,595,244.01	11.53%	57	4.1397	1.567677
3,000,001 to 4,000,000	1	3,858,822.75	0.42%	58	4.2500	4.083900	1.61 to 1.70	4	60,332,812.35	6.52%	58	4.1824	1.670006
4,000,001 to 5,000,000	6	26,798,590.31	2.90%	58	4.1262	1.973354	1.71 to 1.80	3	63,336,784.88	6.85%	57	3.7825	1.735923
5,000,001 to 6,000,000	1	5,881,296.05	0.64%	22	4.3080	1.827100	1.81 to 1.90	2	24,081,296.05	2.60%	49	4.4833	1.865871
6,000,001 to 7,000,000	1	6,649,854.26	0.72%	56	4.6500	1.486200	1.91 to 2.00	7	80,930,066.57	8.75%	59	3.9079	1.944836
7,000,001 to 8,000,000	4	29,103,986.54	3.15%	58	4.5750	2.103364	2.01 to 2.50	7	123,757,439.26	13.38%	57	3.6223	2.300027
8,000,001 to 9,000,000	4	32,916,208.88	3.56%	58	3.8431	2.791896	2.51 to 3.50	9	147,372,561.73	15.94%	58	3.9267	2.966568
9,000,001 to 10,000,000	4	38,538,153.76	4.17%	57	4.2148	2.462387	3.51 or greater	7	150,646,224.77	16.29%	65	3.4139	3.766600
10,000,001 to 15,000,000	10	127,205,693.87	13.76%	57	4.1111	1.732904	Totals	66	924,672,498.75	100.00%	59	3.9195	2.283651
15,000,001 to 20,000,000	5	89,792,834.36	9.71%	50	4.2633	1.619262
20,000,001 to 30,000,000	7	186,545,803.55	20.17%	57	3.8747	2.285179
30,000,001 to 50,000,000	8	312,060,945.95	33.75%	63	3.5165	2.759373
50,000,001 to 80,000,000	0	0.00	0.00%	0	0.0000	0.000000
80,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000
Totals	66	924,672,498.75	100.00%	59	3.9195	2.283651
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 29

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	9	51,043,884.89	5.52%	58	4.4868	NAP	Wisconsin	1	14,025,000.00	1.52%	56	4.0880	2.027600
Alabama	3	1,710,372.25	0.18%	57	3.4940	2.205400	Totals	96	924,672,498.75	100.00%	59	3.9195	2.283651
Arizona	2	22,417,111.60	2.42%	55	3.6667	1.889266
									Property Type³
California	3	49,597,866.99	5.36%	57	3.9455	1.621148
Colorado	2	5,753,990.53	0.62%	58	4.3554	3.215132		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Florida	5	48,484,331.23	5.24%	57	4.0267	1.882725		Properties	Balance	Agg. Bal.			DSCR¹
Georgia	7	20,336,451.18	2.20%	47	4.3759	1.717157	Defeased	9	51,043,884.89	5.52%	58	4.4868	NAP
Illinois	8	36,769,666.04	3.98%	59	4.0096	1.767134	Industrial	1	4,061,528.48	0.44%	56	4.1200	1.530800
Indiana	3	2,702,688.67	0.29%	79	3.9608	2.090076	Lodging	12	125,728,089.62	13.60%	51	4.2470	1.746881
Maryland	2	11,715,549.28	1.27%	59	4.3944	2.412067	Mixed Use	3	69,850,000.00	7.55%	57	3.5212	1.808056
Michigan	3	30,146,825.51	3.26%	60	4.6584	1.047200	Multi-Family	12	134,051,291.49	14.50%	58	4.1589	2.006509
Minnesota	1	6,465,482.24	0.70%	57	3.4940	2.205400	Office	14	249,610,561.78	26.99%	65	3.6665	2.856120
Missouri	2	2,451,807.11	0.27%	79	3.9766	2.089678	Retail	38	251,914,272.37	27.24%	58	3.8227	2.139284
Nevada	2	66,220,000.00	7.16%	58	4.1655	1.832024	Self Storage	7	38,412,870.12	4.15%	58	4.2417	3.230865
New Mexico	3	9,623,652.43	1.04%	59	4.6919	2.730101	Totals	96	924,672,498.75	100.00%	59	3.9195	2.283651
New York	8	251,157,474.43	27.16%	57	3.4892	2.527502
North Carolina	7	61,045,657.81	6.60%	58	4.0066	2.599627
Ohio	9	45,299,658.91	4.90%	57	4.2307	1.782440
Oklahoma	1	9,436,675.97	1.02%	57	4.1700	2.728300
Pennsylvania	3	73,113,075.77	7.91%	58	3.8109	2.852968
South Carolina	2	23,046,066.57	2.49%	28	3.8946	3.223722
Tennessee	1	10,222,066.97	1.11%	59	3.9110	1.525100
Texas	4	20,074,071.31	2.17%	58	4.3137	1.730250
Virginia	3	3,613,071.06	0.39%	58	4.0830	2.017468
Washington	2	48,200,000.00	5.21%	95	3.7295	3.308688

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	7	51,043,884.89	5.52%	58	4.4868	NAP	Defeased	7	51,043,884.89	5.52%	58	4.4868	NAP
	3.250% or less	2	70,000,000.00	7.57%	57	2.9900	3.780400	12 months or less	3	2,947,000.00	0.32%	113	4.7071	1.913959
	3.251% to 3.500%	6	190,770,945.95	20.63%	58	3.4205	2.411597	13 months to 24 months	1	40,000,000.00	4.33%	102	3.6987	3.585600
	3.501% to 3.750%	4	99,137,111.60	10.72%	76	3.6667	3.120793	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	9	121,031,689.01	13.09%	52	3.8723	2.236423	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	17	227,059,127.06	24.56%	57	4.1323	1.924091	49 months or greater	55	830,681,613.86	89.84%	57	3.8925	2.250591
	4.251% to 4.500%	9	63,827,500.31	6.90%	55	4.3740	1.823739	Totals	66	924,672,498.75	100.00%	59	3.9195	2.283651
	4.501% to 4.750%	7	44,466,609.23	4.81%	61	4.6269	1.670746
	4.751% or greater	5	57,335,630.70	6.20%	58	4.8494	1.504382
	Totals	66	924,672,498.75	100.00%	59	3.9195	2.283651
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	7	51,043,884.89	5.52%	58	4.4868	NAP	Defeased	7	51,043,884.89	5.52%	58	4.4868	NAP
	60 months or less	55	830,681,613.86	89.84%	57	3.8925	2.250591	Interest Only	27	575,486,945.95	62.24%	60	3.6828	2.572265
	61 months or greater	4	42,947,000.00	4.64%	103	3.7679	3.470893	300 months or less	32	298,141,667.91	32.24%	57	4.2793	1.805466
	Totals	66	924,672,498.75	100.00%	59	3.9195	2.283651	301 months to 330 months	0	0.00	0.00%	0	0.0000	0.000000
								331 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	66	924,672,498.75	100.00%	59	3.9195	2.283651
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	7	51,043,884.89	5.52%	58	4.4868	NAP			No outstanding loans in this group
Underwriter's Information		2	62,945,945.95	6.81%	58	3.1830	3.426982
	12 months or less	56	780,682,667.91	84.43%	59	3.9372	2.248199
	13 months to 24 months	1	30,000,000.00	3.24%	57	4.0400	1.591500
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	66	924,672,498.75	100.00%	59	3.9195	2.283651
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	310954176	RT	Brooklyn	NY	Actual/360	3.359%	130,620.00	0.00	0.00	N/A	01/01/30	--	50,000,000.00	50,000,000.00	03/01/25
1A	310954177				Actual/360	3.359%	86,067.99	0.00	0.00	N/A	01/01/30	--	32,945,945.95	32,945,945.95	03/01/25
2	310954047	OF	New York	NY	Actual/360	2.990%	93,022.22	0.00	0.00	N/A	12/06/29	--	40,000,000.00	40,000,000.00	03/06/25
2A	310954223				Actual/360	2.990%	69,766.67	0.00	0.00	N/A	12/06/29	--	30,000,000.00	30,000,000.00	03/06/25
3	323210003	MU	New York	NY	Actual/360	3.486%	108,453.33	0.00	0.00	N/A	12/08/29	--	40,000,000.00	40,000,000.00	02/08/25
4	323210004	OF	Seattle	WA	Actual/360	3.699%	115,070.04	0.00	0.00	N/A	09/06/33	--	40,000,000.00	40,000,000.00	03/06/25
5	28002344	RT	Las Vegas	NV	Actual/360	4.155%	124,483.80	0.00	0.00	N/A	01/06/30	--	38,520,000.00	38,520,000.00	03/06/25
6	28002356	OF	Philadelphia	PA	Actual/360	3.632%	103,729.92	0.00	0.00	N/A	02/06/30	--	36,720,000.00	36,720,000.00	03/06/25
7	323210007	Various Various		Various	Actual/360	3.494%	92,057.19	0.00	0.00	N/A	12/06/29	--	33,875,000.00	33,875,000.00	03/06/25
8	883101050	RT	San Francisco	CA	Actual/360	4.040%	94,266.67	0.00	0.00	N/A	12/06/29	--	30,000,000.00	30,000,000.00	03/06/25
9	310952893	RT	Las Vegas	NV	Actual/360	4.180%	90,055.78	0.00	0.00	N/A	01/11/30	--	27,700,000.00	27,700,000.00	03/11/25
10	301741489	MF	Pittsburgh	PA	Actual/360	3.920%	80,795.56	0.00	0.00	N/A	01/06/30	--	26,500,000.00	26,500,000.00	03/06/25
11	307331188	MF	Astoria	NY	Actual/360	4.070%	83,728.94	0.00	0.00	N/A	12/06/29	--	26,450,000.00	26,450,000.00	03/06/25
12	323210012	MU	Durham	NC	Actual/360	3.421%	67,716.79	0.00	0.00	N/A	12/06/29	--	25,450,000.00	25,450,000.00	03/06/25
13	300572063	SS	Various	NC	Actual/360	4.770%	75,969.74	31,215.23	0.00	N/A	01/06/30	--	20,477,018.78	20,445,803.55	03/06/25
14	300572067	LO	Romulus	MI	Actual/360	4.940%	0.00	0.00	0.00	N/A	02/06/30	--	19,493,423.49	19,493,423.49	04/06/20
15	310953658	OF	Phoenix	AZ	Actual/360	3.660%	49,693.50	39,621.08	0.00	N/A	10/11/29	--	17,456,732.68	17,417,111.60	03/11/25
16	310953440	LO	Mount Pleasant	SC	Actual/360	3.868%	55,893.89	0.00	0.00	N/A	12/11/26	--	18,579,000.00	18,579,000.00	03/11/25
17	300572066	OF	Bronx	NY	Actual/360	4.540%	64,266.22	0.00	0.00	N/A	01/06/30	--	18,200,000.00	18,200,000.00	03/06/25
18	307331200	MF	Palos Hills	IL	Actual/360	4.240%	53,205.11	30,325.18	0.00	N/A	02/01/30	--	16,133,624.45	16,103,299.27	03/01/25
19	307331203	IN	Various	Various	Actual/360	4.570%	59,536.94	0.00	0.00	N/A	02/06/30	11/06/29	16,750,000.00	16,750,000.00	03/06/25
20	301741482	OF	Various	OH	Actual/360	4.715%	54,290.73	29,731.84	0.00	N/A	12/06/29	--	14,804,319.03	14,774,587.19	03/06/25
21	310953103	LO	Miramar	FL	Actual/360	3.790%	40,633.56	30,570.85	0.00	N/A	12/11/29	--	13,784,473.43	13,753,902.58	03/11/25
22	300572065	LO	Fort Lauderdale	FL	Actual/360	4.360%	49,147.20	25,612.94	0.00	N/A	01/06/30	--	14,492,947.69	14,467,334.75	03/06/25
23	307331202	LO	Bolingbrook	IL	Actual/360	4.000%	42,795.08	26,977.28	0.00	N/A	02/06/30	--	13,755,560.64	13,728,583.36	03/06/25
24	301741481	MF	Waukesha	WI	Actual/360	4.088%	44,593.27	0.00	0.00	N/A	11/06/29	--	14,025,000.00	14,025,000.00	03/06/25
25	323210025	MF	Lancaster	TX	Actual/360	4.370%	45,770.46	22,591.22	0.00	N/A	01/06/30	--	13,466,300.33	13,443,709.11	03/06/25
27	28002336	OF	Dublin	OH	Actual/360	4.071%	34,404.59	23,377.52	0.00	N/A	12/06/29	--	10,865,751.33	10,842,373.81	03/06/25

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
28	28002341	IN	Tucson	AZ	Actual/360	4.169%	38,100.03	0.00	0.00	N/A	01/06/30	10/06/29	11,750,000.00	11,750,000.00	03/06/25
29	310953107	LO	Pompano Beach	FL	Actual/360	3.790%	30,873.54	23,227.85	0.00	N/A	12/11/29	--	10,473,496.96	10,450,269.11	03/11/25
30	310953218	OF	Ontario	CA	Actual/360	3.772%	33,790.40	19,843.74	0.00	N/A	12/11/29	--	11,517,710.73	11,497,866.99	03/11/25
31	883101070	LO	Nashville	TN	Actual/360	3.911%	31,172.76	25,763.76	0.00	N/A	02/06/30	--	10,247,830.73	10,222,066.97	03/06/25
32	28002316	MF	Pittsburgh	PA	Actual/360	4.183%	32,248.37	18,994.30	0.00	N/A	11/06/29	--	9,912,070.07	9,893,075.77	03/06/25
33	300572050	MF	Tulsa	OK	Actual/360	4.170%	30,664.87	18,061.91	0.00	N/A	12/06/29	--	9,454,737.88	9,436,675.97	03/06/25
34	300572056	RT	Walker	MI	Actual/360	4.090%	30,934.79	16,120.51	0.00	N/A	12/06/29	--	9,724,522.53	9,708,402.02	03/06/25
35	301741486	Various Various		NY	Actual/360	4.420%	32,658.89	0.00	0.00	N/A	01/06/30	--	9,500,000.00	9,500,000.00	03/06/25
36	883101078	SS	Charlotte	NC	Actual/360	3.420%	22,610.00	0.00	0.00	N/A	02/06/30	--	8,500,000.00	8,500,000.00	03/06/25
37	300572068	LO	Various	NM	Actual/360	4.910%	27,820.66	19,686.73	0.00	N/A	02/06/30	--	7,285,013.08	7,265,326.35	03/06/25
38	301741491	OF	Tacoma	WA	Actual/360	3.880%	24,745.78	0.00	0.00	N/A	01/06/30	--	8,200,000.00	8,200,000.00	03/06/25
39	300572057	RT	Fort Myers	FL	Actual/360	4.250%	26,872.28	13,220.82	0.00	N/A	12/06/29	--	8,129,429.70	8,116,208.88	03/06/25
40	310953225	OF	Los Angeles	CA	Actual/360	3.842%	24,204.60	0.00	0.00	N/A	02/11/30	--	8,100,000.00	8,100,000.00	03/11/25
41	28302321	RT	Parma	OH	Actual/360	4.180%	23,944.93	15,449.00	0.00	N/A	12/06/29	--	7,365,151.69	7,349,702.69	03/06/25
42	307331196	LO	Cumming	GA	Actual/360	4.800%	27,420.22	14,553.01	0.00	N/A	01/06/30	--	7,344,700.60	7,330,147.59	03/06/25
43	300572069	OF	Hagerstown	MD	Actual/360	4.410%	24,605.31	14,750.80	0.00	N/A	02/06/30	--	7,173,560.71	7,158,809.91	03/06/25
44	300572039	RT	Lincolnton	NC	Actual/360	4.650%	24,099.28	13,542.21	0.00	N/A	11/06/29	--	6,663,396.47	6,649,854.26	03/06/25
45	300572062	LO	Woodland	CA	Actual/360	4.980%	25,497.50	12,797.90	0.00	N/A	01/06/30	10/06/29	6,582,832.23	6,570,034.33	03/06/25
46	310951697	LO	Peachtree City	GA	Actual/360	4.308%	19,741.36	10,474.46	0.00	N/A	01/11/27	--	5,891,770.51	5,881,296.05	03/11/25
47	300572054	MF	Ashland	OH	Actual/360	4.320%	19,445.97	10,316.82	0.00	N/A	12/06/29	09/06/29	5,787,491.57	5,777,174.75	03/06/25
49	883101056	SS	Chandler	AZ	Actual/360	3.690%	14,350.00	0.00	0.00	N/A	12/06/29	--	5,000,000.00	5,000,000.00	03/06/25
50	307331199	LO	Lexington Park	MD	Actual/360	4.370%	15,519.90	9,429.62	0.00	N/A	02/06/30	--	4,566,168.99	4,556,739.37	03/06/25
51	410953474	SS	Aiken	SC	Actual/360	4.005%	13,940.68	8,272.54	0.00	N/A	12/11/29	--	4,475,339.11	4,467,066.57	03/11/25
52	28002351	MF	Alliance	OH	Actual/360	4.382%	15,514.93	7,596.11	0.00	N/A	02/06/30	--	4,552,207.23	4,544,611.12	03/06/25
53	28002337	OF	Houston	TX	Actual/360	4.240%	13,776.37	8,825.94	0.00	N/A	12/06/29	--	4,177,470.71	4,168,644.77	03/06/25
54	301741480	IN	East Syracuse	NY	Actual/360	4.120%	13,042.99	8,753.18	0.00	N/A	11/06/29	--	4,070,281.66	4,061,528.48	03/06/25
55	300572047	MH	Sioux Falls	SD	Actual/360	4.360%	14,047.53	7,383.71	0.00	N/A	11/06/29	08/06/29	4,142,455.46	4,135,071.75	03/06/25
56	301741485	MF	Parachute	CO	Actual/360	4.250%	12,782.41	8,125.04	0.00	N/A	01/06/30	--	3,866,947.79	3,858,822.75	03/06/25

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
57	28002354	MH	Star Valley	AZ	Actual/360	4.472%	13,912.89	0.00	0.00	N/A	02/06/30	--	4,000,000.00	4,000,000.00	03/06/25
58	307331192	MF	Statesboro	GA	Actual/360	4.770%	10,411.02	5,274.59	0.00	N/A	01/06/30	--	2,806,204.31	2,800,929.72	03/06/25
59	307331189	RT	Albuquerque	NM	Actual/360	4.020%	7,389.69	5,112.93	0.00	N/A	12/06/29	--	2,363,439.01	2,358,326.08	03/06/25
60	307331198	RT	Mechanicsville	VA	Actual/360	4.390%	8,109.31	0.00	0.00	N/A	02/06/30	--	2,375,000.00	2,375,000.00	03/06/25
61	300572060	98	Queen Creek	AZ	Actual/360	4.800%	7,711.94	4,093.03	0.00	N/A	10/06/29	--	2,065,697.09	2,061,604.06	03/06/25
62	307331193	MF	Evans	CO	Actual/360	4.570%	6,748.60	3,468.46	0.00	N/A	12/06/29	--	1,898,636.24	1,895,167.78	03/06/25
63	883101083	RT	Trophy Club	TX	Actual/360	4.319%	6,382.52	0.00	0.00	N/A	01/06/30	--	1,900,000.00	1,900,000.00	03/06/25
64	28002357	RT	Clinton	IN	Actual/360	4.720%	3,777.57	0.00	0.00	N/A	09/06/34	--	1,029,000.00	1,029,000.00	03/06/25
65	28002359	RT	Wardsville	MO	Actual/360	4.710%	3,564.42	0.00	0.00	N/A	07/06/34	--	973,000.00	973,000.00	03/06/25
66	28002358	RT	Kochville	MI	Actual/360	4.690%	3,447.15	0.00	0.00	N/A	07/06/34	--	945,000.00	945,000.00	03/06/25
Totals							2,745,916.65	583,162.11	0.00				925,255,660.86	924,672,498.75
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	42,622,247.00	10,589,189.00	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	126,913,493.00	87,485,447.00	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	40,581,457.00	30,660,380.00	01/01/24	09/30/24	--	0.00	0.00	108,336.66	108,336.66	0.00	0.00
4	26,234,018.00	12,876,026.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
5	3,219,871.64	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	4,442,756.17	2,290,939.21	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
7	6,583,880.00	3,035,885.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
8	4,463,369.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	1,980,000.00	1,485,000.00	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	329.53	0.00
10	2,497,603.28	2,065,635.46	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,665,535.59	2,127,131.34	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
12	5,577,165.00	5,183,281.00	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
13	3,015,150.37	1,438,846.69	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
14	(339,490.02)	(113,115.20)	01/01/24	09/30/24	01/13/25	17,381,737.24	807,612.04	(224.54)	3,188,655.78	456,188.57	0.00
15	4,180,884.21	1,879,928.11	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,856,526.50	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,886,037.35	1,185,663.26	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,362,492.60	1,293,933.40	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
20	1,640,611.00	1,281,574.16	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
21	2,566,842.00	2,410,045.00	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,596,149.99	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,317,383.06	1,603,435.85	10/01/23	09/30/24	--	0.00	100,887.01	0.00	0.00	0.00	0.00
24	1,270,605.73	615,827.17	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,449,923.10	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,798,472.28	1,209,317.37	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
29	1,385,807.47	1,145,201.29	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
30	516,274.86	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,410,477.05	1,175,256.42	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,109,892.71	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,507,943.79	1,237,161.72	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,501,691.89	1,237,205.37	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
35	676,819.00	514,180.00	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1,451,955.10	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1,418,673.89	1,804,881.81	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
38	710,122.28	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	726,305.11	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	734,128.47	591,075.08	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
41	6,202,914.21	2,865,873.32	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
42	817,921.53	783,988.01	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
43	1,305,907.02	1,017,033.63	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
44	675,718.00	378,820.92	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
45	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
46	638,757.46	776,684.98	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
49	1,007,529.34	462,532.97	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
50	726,845.19	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
51	523,163.26	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
52	433,928.09	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
53	390,194.85	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
54	497,092.03	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
55	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
56	816,929.00	808,962.68	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
57	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
58	322,587.90	241,012.74	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
59	368,600.00	276,450.00	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
60	203,839.96	152,880.00	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
61	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
62	224,346.36	137,074.52	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
63	217,603.12	167,072.36	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
64	95,708.93	71,781.94	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
65	90,684.33	68,013.49	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
66	88,335.96	66,251.97	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	321,181,682.01	186,583,765.04				17,381,737.24	908,499.05	108,112.12	3,296,992.44	456,518.10	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
03/17/25	0	0.00	0	0.00	1	19,493,423.49	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.919537%	3.898998%	59
02/18/25	1	17,456,732.68	0	0.00	1	19,493,423.49	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.919740%	3.899203%	60
01/17/25	0	0.00	0	0.00	1	19,493,423.49	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.932121%	3.911659%	60
12/17/24	0	0.00	0	0.00	1	19,493,423.49	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.932268%	3.903813%	61
11/18/24	0	0.00	0	0.00	1	19,493,423.49	0	0.00	0	0.00	1	30,000,000.00	0	0.00	0	0.00	3.932424%	3.903975%	62
10/18/24	1	30,000,000.00	0	0.00	1	19,493,423.49	0	0.00	0	0.00	0	0.00	0	0.00	1	5,300,000.00	3.932568%	3.904123%	63
09/17/24	0	0.00	1	30,000,000.00	1	19,493,423.49	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.937924%	3.909562%	64
08/16/24	1	26,450,000.00	1	30,000,000.00	1	19,493,423.49	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.938063%	3.909705%	65
07/17/24	0	0.00	1	30,000,000.00	1	19,493,423.49	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.938201%	3.909848%	66
06/17/24	0	0.00	1	30,000,000.00	1	19,493,423.49	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.938350%	3.910003%	67
05/17/24	0	0.00	1	30,000,000.00	1	19,493,423.49	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.938486%	3.910144%	68
04/17/24	0	0.00	0	0.00	2	49,493,423.49	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.938634%	3.910297%	69
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
3	323210003	02/08/25	0	B	108,336.66	108,336.66	0.00	40,000,000.00
14	300572067	04/06/20	58	6	(224.54)	3,188,655.78	4,732,621.57	20,450,069.54	06/16/20	13
Totals					108,112.12	3,296,992.44	4,732,621.57	60,450,069.54
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		24,460,296	24,460,296	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		857,265,203	837,771,779	19,493,423		0
> 60 Months		42,947,000	42,947,000	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Mar-25	924,672,499	905,179,075	0	0	19,493,423	0
Feb-25	925,255,661	888,305,505	17,456,733	0	19,493,423	0
Jan-25	937,665,607	906,238,030	0	11,934,153	19,493,423	0
Dec-24	938,132,757	918,639,333	0	0	19,493,423	0
Nov-24	938,590,128	919,096,705	0	0	19,493,423	0
Oct-24	939,014,947	889,521,524	30,000,000	0	19,493,423	0
Sep-24	944,769,205	895,275,781	0	30,000,000	19,493,423	0
Aug-24	945,190,818	869,247,395	26,450,000	30,000,000	19,493,423	0
Jul-24	945,610,895	896,117,471	0	30,000,000	19,493,423	0
Jun-24	946,060,579	896,567,155	0	30,000,000	19,493,423	0
May-24	946,477,484	896,984,060	0	30,000,000	19,493,423	0
Apr-24	946,924,109	897,430,686	0	0	49,493,423	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
14	300572067	19,493,423.49	20,450,069.54	13,500,000.00	12/18/24	(365,790.20)	(0.37180)	09/30/24	02/06/30	298
Totals		19,493,423.49	20,450,069.54	13,500,000.00		(365,790.20)

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
14	300572067	LO	MI	06/16/20	13

The Loan transferred for Imminent Monetary Default at the Borrower's request as a result of the Covid-19 pandemic. The Loan is now in payment default. Lender was dual tracking with the foreclosure process but Borrower filed bankruptcy. The judge g ranted stay relief and GF Hotels was appointed as receiver. The Lender was also able to get the bankruptcy dismissed. The Lender filed suit against the guarantor for full recourse and is dual tracking with foreclosure. Marriott terminated its franchise with the the receiver and the court approved Best Western as a new flag. Receiver is in negotiations with potential buyer of the property. Lender is evaluating the assumption of the existing debt.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
8	883101050	0.00	4.04000%	0.00	4.04000%	8	10/07/24	10/06/26	--
23	307331202	0.00	4.24000%	0.00	4.24000%	9	07/12/23	07/14/23	--
40	310953225	8,100,000.00	3.84200%	8,100,000.00 3.84200%		10	07/02/20	08/11/20	08/11/20
41	28302321	7,987,543.89	4.18000%	7,976,900.68 4.18000%		10	07/30/20	06/06/20	09/11/20
Totals		16,087,543.89		16,076,900.68
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
14	0.00	0.00	3,790.39	0.00	0.00	0.00	0.00	74,898.06	0.00	0.00	0.00	0.00
23	0.00	0.00	0.00	0.00	697.72	0.00	0.00	0.00	0.00	0.00	0.00	2,567.70
50	0.00	0.00	0.00	0.00	249.50	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	3,790.39	0.00	947.22	0.00	0.00	74,898.06	0.00	0.00	0.00	2,567.70
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		82,203.38

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Supplemental Notes
None

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